Foreign currency risk (Details)
₸ in Thousands, ₱ in Thousands, € in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ৳ in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, R in Thousands, P in Thousands, Kč in Thousands, K in Thousands, JD in Thousands, GH₵ in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JOD (JD)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 SAR (ر.س)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 AED (د.إ)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 PKR (₨)	Dec. 31, 2019 BDT (৳)	Dec. 31, 2019 BWP (P)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CZK (Kč)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 KZT (₸)	Dec. 31, 2019 MGA (Ar)	Dec. 31, 2019 MMK (K)	Dec. 31, 2019 UYU ($)	Dec. 31, 2019 VND (₫)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JOD (JD)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 SAR (ر.س)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 PKR (₨)	Dec. 31, 2018 BDT (৳)	Dec. 31, 2018 BWP (P)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 KZT (₸)	Dec. 31, 2018 MGA (Ar)	Dec. 31, 2018 MMK (K)	Dec. 31, 2018 UYU ($)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2018 GHS (GH₵)
Disclosure of Foreign currency risk [Abstract]
Assets	$ 1,227,054	JD 1,516	€ 208	$ 143	SFr 0	$ 0	kr 0	₱ 175,210	ر.س 2,653	¥ 109,970	₨ 1,244,170	$ 86	R 450	د.إ 57,403	Rp 376,136	₨ 354,361	৳ 85,547	P 1,437	¥ 0	Kč 0	£ 0	₸ 319	Ar 3,858,201	K 29,651	$ 58,781	₫ 418,998	$ 1,422,510	JD 2,764	€ 337	$ 143	SFr 0	$ 0	kr 0	₱ 709,285	ر.س 2,024	¥ 35,935	₨ 1,228,795	$ 96	R 170	د.إ 10,513	Rp 60,568	₨ 305,542	৳ 71,575	P 1,214	¥ 0	£ 0	₸ 319	Ar 3,318,447	K 25,208	$ 39,898	kr 0	GH₵ 25,794
Liabilities	$ 9,963,928	JD 147	€ 111,199	$ 1,036,785	SFr 500,753	$ 1,648,815	kr 449,072	₱ 130,073	ر.س 480	¥ 314,402	₨ 210,232	$ 3,112	R 6	د.إ 40,061	Rp 219,801	₨ 4,366	৳ 635	P 0	¥ 26,140	Kč 243	£ 191	₸ 0	Ar 133,403	K 0	$ 8,213	₫ 1,375	$ 8,103,602	JD 5	€ 105,673	$ 717,712	SFr 400,000	$ 1,650,000	kr 450,000	₱ 66,985	ر.س 0	¥ 390,921	₨ 183,963	$ 4	R 4	د.إ 5,890	Rp 206,935	₨ 3,588	৳ 1,175	P 0	¥ 26,140	£ 1	₸ 0	Ar 170,641	K 0	$ 4,253	kr 0	GH₵ 0